Financial Instruments - Categories of Financial Instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Financial assets
Loans and receivables (including cash and cash equivalents)	¥ 1,729,367	$ 265,799	¥ 1,737,223
Financial liabilities
Financial liabilities at amortized cost	¥ 1,188,978	$ 182,069	¥ 1,218,987